Commitments and Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2022
Commitments And Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	The Company paid the following amounts to key management personnel, consisting of the chief executive officer, president, chief financial officer, the chief operating office and directors in the years:
For the year ended April 30,	2022	2021	2020
Management fees	$1,141	$1,012	$838
Legal fees - Professional Fees	18	13	23
Directors fees - Salaries	54	62	72
Total	$1,213	$1,087	$933